SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Narrative) (Details) $ / shares in Units, $ in Thousands, kr in Millions	1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2018 NOK (kr)	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares	May 31, 2018 containership	Apr. 23, 2018 shares	Apr. 05, 2018 containership	Feb. 01, 2018 shares	Jan. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share capital, par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01
Shares issuable under a share lending arrangement						7,000,000
Equity component of convertible bond issuance, net | $		$ 7,905	$ 0	$ 0
Stock issued as consideration		4,024,984
Number of container vessels | containership					4		15
US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Interest rate									3.25%
Debt paid in cash | kr	kr 63.2
Shares issued on conversion of convertible debt								651,365
Senior Unsecured Convertible Bonds due 2023 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Interest rate						4.875%
Senior Unsecured Convertible Bonds due 2023 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued on conversion of convertible debt		54.0658				52.8157
Issued shares (shares)						3,765,842
Additional Paid-in Capital [Member] | Senior Unsecured Convertible Bonds due 2023 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity component of convertible bond issuance, net | $		$ 7,905	$ 0	$ 0